Annual Fund Operating Expenses - Invesco FTSE International Low Beta Equal Weight ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.45%
Other Expenses	none
Total Annual Fund Operating Expenses	0.45%